Investor A C And Institutional [Member] Expense Example - Investor A, C and Institutional - BLACKROCK GLOBAL DIVIDEND PORTFOLIO	May 31, 2025 USD ($)
INSTITUTIONAL SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
INVESTOR A SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	625
Expense Example, with Redemption, 3 Years	836
Expense Example, with Redemption, 5 Years	1,064
Expense Example, with Redemption, 10 Years	1,718
INVESTOR C SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	286
Expense Example, with Redemption, 3 Years	576
Expense Example, with Redemption, 5 Years	990
Expense Example, with Redemption, 10 Years	$ 1,938